United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          October 20, 2011

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total:      $329,732
                                            (thousands)
List of Other Included Managers:  NONE
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                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
ACURA PHARMACEUTICALS    COM       00509L703      108,000       31,550.00 X                             31,550        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       36,000       10,000.00 X                                  0        0   10,000
BAIDU INC.               COM       056752108    6,697,000       62,636.00 X                             24,836        0   37,800
BERKSHIRE HATHAWAY INC.  COM       084990175    1,816,000        1,700.00 X                              1,500        0      200
CH ROBINSON WORLDWIDE    COM       12541W209   13,462,000      196,598.00 X                             78,355        0  118,243
CME GROUP INC.           COM       12572Q105    4,134,000       16,775.00 X                              6,803        0    9,972
CONTINENTAL RES GRP INC. COM       21201Q105        3,000       10,000.00 X                             10,000        0        0
CTRIP.COM INTL.LTD.      COM       22943F100   13,787,000      428,747.00 X                            169,667        0  259,080
CVS CAREMARK             COM       126650100   27,453,000      817,280.00 X                            324,045        0  493,235
DANAHER CORP.            COM       235851102   23,272,000      554,878.00 X                            214,043        0  340,835
EBAY INC.                COM       278642103   18,695,000      633,943.00 X                            258,142        0  375,801
ELAN CORP.               COM       284131208      106,000       10,000.00 X                             10,000        0        0
EXPRESS SCRIPTS INC.     COM       302182100   49,494,000    1,335,125.00 X                            532,719        0  802,406
GABRIEL TECHNOLOGIES     COM       362447104        2,000       10,000.00 X                             10,000        0        0
GLOBAL PAYMENTS          COM       37940X102   12,066,000      298,728.00 X                            118,102        0  180,626
GOOGLE INC.              COM       38259P508   11,515,000       22,357.00 X                              9,107        0   13,250
IDEXX LABORATORIES       COM       45168D104   16,492,000      239,105.00 X                             95,747        0  143,358
INTERCONTINENTAL EXCHANG COM       45865V100   16,886,000      142,786.00 X                             57,529        0   85,257
INTERNATIONAL BUSINESS   COM       459200101      638,000        3,646.00 X                                  0        0    3,646
JOHNSON & JOHNSON        COM       478160104      333,000        5,214.00 X                              2,009        0    3,205
LABORATORY CORP OF AMER  COM       50540R409    9,996,000      126,445.00 X                             50,758        0   75,687
MARKWEST ENERGY          COM       570759100      322,000        7,000.00 X                              7,000        0        0
MONSANTO CO. NEW         COM       61166W101   10,249,000      170,698.00 X                             68,155        0  102,543
NEW ORIENTAL EDUCATION   COM       647581107   15,317,000      666,800.00 X                            266,240        0  400,560
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                                  0        0   10,000
PHILIP MORRIS INTERN     COM       718172109      448,000        7,180.00 X                                 22        0    7,158
PRAXAIR INC.             COM       74005P104   19,341,000      206,894.00 X                             83,464        0  123,430
PROVIDENT ENERGY TR      COM       74386K104      230,000       28,092.00 X                             28,092        0        0
QUALCOMM INC.            COM       747525103   10,452,000      214,915.00 X                             85,913        0  129,002
RICHARDS PACKAGING INCOM COM       763102100      140,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304       56,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC.        COM       817208408        5,000       20,000.00 X                             20,000        0        0
SIRIUS XM RADIO INC.     COM       82967N108       31,000       20,000.00 X                             20,000        0        0
U.S. BANCORP DEL NEW     COM       902973304      432,000       18,338.00 X                             18,338        0        0
UNION PACIFIC CORP.      COM       907818108      247,000        3,015.00 X                                500        0    2,515
UNITED PARCEL SERVICE    COM       911312106   11,605,000      183,763.00 X                             72,685        0  111,078
VISA INC.                COM       92826C839   33,883,000      395,275.00 X                            155,875        0  239,400


TOTAL COMMON STOCK                            329,732,000



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